Organization, Consolidation and Principal Activities - Summary of Results of operations of the VIE included in the Company's consolidated statements of comprehensive loss (Details)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Revenues	¥ 3,820,378	$ 553,903	¥ 4,025,279	¥ 2,580,810
Net income/(loss)	(16,414)	(2,380)	(191,230)	(5,604)
Variable Interest Entity, Primary Beneficiary [Member]
Revenues	3,820,378	553,903	4,025,279	2,580,810
Net income/(loss)	¥ 61,939	$ 8,980	¥ (120,539)	¥ 66,043